GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
COMMON STOCK
Basic Materials — 4.20%
17,622	Ashland Global Holdings Inc	$ 1,564,305
18,197	Cabot Corp	954,251
54,115	Chemours Co	1,510,350
149,256	Cleveland-Cliffs Inc(a)	3,001,538
38,997	Commercial Metals Co	1,202,667
11,119	Compass Minerals International Inc	697,384
17,982	Domtar Corp	664,435
13,044	Ingevity Corp(b)	985,213
10,932	Minerals Technologies Inc	823,398
2,347	NewMarket Corp	892,236
46,648	Olin Corp	1,771,225
20,640	Reliance Steel & Aluminum Co	3,143,266
21,447	Royal Gold Inc	2,308,126
42,250	RPM International Inc	3,880,662
13,755	Sensient Technologies Corp	1,072,890
65,187	Steel Dynamics Inc	3,308,892
85,306	United States Steel Corp	2,232,458
59,515	Valvoline Inc	1,551,556
		31,564,852
Communications — 3.03%
1,766	Cable One Inc	3,228,884
50,456	Ciena Corp(b)	2,760,952
12,350	FactSet Research Systems Inc	3,811,086
30,250	Grubhub Inc(b)	1,815,000
9,938	InterDigital Inc	630,566
38,564	Iridium Communications Inc(b)	1,590,765
47,343	New York Times Co Class A	2,396,503
71,431	TEGNA Inc	1,345,046
32,428	Telephone & Data Systems Inc	744,547
31,350	TripAdvisor Inc(b)	1,686,316
21,236	Viasat Inc(a)(b)	1,020,815
14,976	World Wrestling Entertainment Inc Class A(a)	812,598
22,871	Yelp Inc(b)	891,969
		22,735,047
Consumer, Cyclical — 15.67%
30,746	Adient PLC(b)	1,358,973
48,930	American Eagle Outfitters Inc	1,430,713
17,759	AutoNation Inc(b)	1,655,494
29,425	Avient Corp	1,390,920
44,364	BJ's Wholesale Club Holdings Inc(b)	1,990,169
25,969	Boyd Gaming Corp(b)	1,531,132
25,266	Brunswick Corp	2,409,618
49,118	Capri Holdings Ltd(b)	2,505,018
14,316	Carter's Inc	1,273,122
12,071	Casey's General Stores Inc	2,609,629
9,485	Choice Hotels International Inc	1,017,646
11,260	Churchill Downs Inc	2,560,749
34,719	Cinemark Holdings Inc(a)	708,615
10,020	Columbia Sportswear Co	1,058,413
7,705	Cracker Barrel Old Country Store Inc	1,332,040
Shares		Fair Value
Consumer, Cyclical — (continued)
47,101	Dana Inc	$ 1,145,967
9,160	Deckers Outdoor Corp(b)	3,026,647
21,187	Dick's Sporting Goods Inc	1,613,390
13,540	FirstCash Inc	889,172
18,150	Five Below Inc(b)	3,462,838
33,889	Foot Locker Inc	1,906,256
13,565	Fox Factory Holding Corp(b)	1,723,569
79,224	Gentex Corp	2,825,920
75,894	Goodyear Tire & Rubber Co(b)	1,333,458
49,849	Harley-Davidson Inc	1,998,945
24,764	Healthcare Services Group Inc	694,135
19,365	Herman Miller Inc	796,870
44,009	IAA Inc(b)	2,426,656
7,527	Jack in the Box Inc	826,314
102,323	JetBlue Airways Corp(b)	2,081,250
43,091	KAR Auction Services Inc	646,365
28,773	KB Home	1,338,808
51,074	Kohl's Corp	3,044,521
17,735	Lear Corp	3,214,469
8,661	Lithia Motors Inc Class A	3,378,569
13,398	Marriott Vacations Worldwide Corp(b)	2,333,664
113,662	Mattel Inc(b)	2,264,147
15,024	MSC Industrial Direct Co Inc Class A	1,355,015
8,348	Murphy USA Inc	1,206,787
35,684	Nordstrom Inc	1,351,353
16,456	Nu Skin Enterprises Inc Class A	870,358
18,411	Ollie's Bargain Outlet Holdings Inc(b)	1,601,757
10,773	Papa John's International Inc	954,919
18,944	Polaris Inc	2,529,024
5,298	RH(b)	3,160,787
18,407	Scientific Games Corp(b)	709,038
13,167	Scotts Miracle-Gro Co	3,225,520
24,623	Six Flags Entertainment Corp	1,144,231
44,056	Skechers USA Inc Class A(b)	1,837,576
42,292	Taylor Morrison Home Corp(b)	1,303,016
61,870	Tempur Sealy International Inc	2,261,967
21,282	Texas Roadhouse Inc	2,041,795
17,887	Thor Industries Inc	2,410,094
36,264	Toll Brothers Inc	2,057,257
27,829	Travel + Leisure Co	1,702,022
39,267	Tri Pointe Homes Inc(b)	799,476
55,085	Univar Solutions Inc(b)	1,186,531
22,225	Urban Outfitters Inc(b)	826,548
9,069	Visteon Corp(b)	1,105,965
10,747	Watsco Inc	2,802,280
57,673	Wendy's Co	1,168,455
24,907	Williams-Sonoma Inc	4,463,334
9,766	Wingstop Inc	1,241,942
20,713	World Fuel Services Corp	729,098
30,299	Wyndham Hotels & Resorts Inc	2,114,264
24,158	YETI Holdings Inc(b)	1,744,449
		117,709,039

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Consumer, Non-Cyclical — 17.52%
28,833	Acadia Healthcare Co Inc(b)	$ 1,647,518
16,302	Adtalem Global Education Inc(b)	644,581
10,624	Amedisys Inc(b)	2,813,129
33,686	Arrowhead Pharmaceuticals Inc(b)	2,233,719
17,145	ASGN Inc(b)	1,636,319
15,242	Avanos Medical Inc(b)	666,685
17,008	Avis Budget Group Inc(b)	1,233,760
12,617	Bio-Techne Corp	4,818,811
2,993	Boston Beer Co Inc Class A(b)	3,610,396
16,237	Brink's Co	1,286,457
12,297	Cantel Medical Corp(b)	981,792
16,183	Charles River Laboratories International Inc(b)	4,690,319
5,213	Chemed Corp	2,397,042
23,654	CoreLogic Inc	1,874,579
92,398	Coty Inc Class A(b)	832,506
52,876	Darling Ingredients Inc(b)	3,890,616
14,541	Emergent BioSolutions Inc(b)	1,351,004
32,140	Encompass Health Corp	2,632,266
101,457	Exelixis Inc(b)	2,291,914
64,120	Flowers Foods Inc	1,526,056
11,019	FTI Consulting Inc(b)	1,543,872
25,198	Globus Medical Inc Class A(b)	1,553,961
1,286	Graham Holdings Co Class B	723,298
15,183	Grand Canyon Education Inc(b)	1,626,099
27,769	Grocery Outlet Holding Corp(b)	1,024,398
60,294	H&R Block Inc	1,314,409
16,527	Haemonetics Corp(b)	1,834,662
26,738	Hain Celestial Group Inc(b)	1,165,777
41,332	Halozyme Therapeutics Inc(b)	1,723,131
26,742	HealthEquity Inc(b)	1,818,456
7,868	Helen of Troy Ltd(b)	1,657,473
21,479	Hill-Rom Holdings Inc	2,373,000
6,418	ICU Medical Inc(b)	1,318,514
21,663	Ingredion Inc	1,947,937
11,533	Insperity Inc	965,773
22,890	Integra LifeSciences Holdings Corp(b)	1,581,470
18,311	Jazz Pharmaceuticals PLC(b)	3,009,779
14,310	John Wiley & Sons Inc Class A	775,602
6,394	Lancaster Colony Corp	1,121,252
10,275	LHC Group Inc(b)	1,964,683
5,399	Ligand Pharmaceuticals Inc(a)(b)	823,078
15,825	LivaNova PLC(b)	1,166,777
21,856	LiveRamp Holdings Inc(b)	1,133,889
17,772	ManpowerGroup Inc	1,757,651
16,535	Masimo Corp(b)	3,797,428
9,042	Medpace Holdings Inc(b)	1,483,340
18,862	Molina Healthcare Inc(b)	4,409,181
58,509	Nektar Therapeutics(b)	1,170,180
17,315	Neogen Corp(b)	1,539,130
30,489	Neurocrine Biosciences Inc(b)	2,965,055
16,678	NuVasive Inc(b)	1,093,410
28,161	Patterson Cos Inc	899,744
12,201	Paylocity Holding Corp(b)	2,194,106
11,024	Penumbra Inc(a)(b)	2,982,874
Shares		Fair Value
Consumer, Non-Cyclical — (continued)
15,466	Pilgrim's Pride Corp(b)	$ 367,936
19,391	Post Holdings Inc(b)	2,050,017
20,990	PRA Health Sciences Inc(b)	3,218,397
12,471	Quidel Corp(a)(b)	1,595,415
16,543	Repligen Corp(b)	3,216,125
103,035	Sabre Corp	1,525,948
6,489	Sanderson Farms Inc	1,010,856
55,096	Service Corp International	2,812,651
38,124	Sprouts Farmers Market Inc(b)	1,014,861
15,216	STAAR Surgical Co(b)	1,603,919
8,077	Strategic Education Inc	742,357
26,949	Syneos Health Inc(b)	2,044,082
34,365	Tenet Healthcare Corp(b)	1,786,980
6,019	Tootsie Roll Industries Inc(a)	199,420
18,065	TreeHouse Foods Inc(b)	943,716
14,486	United Therapeutics Corp(b)	2,423,073
14,305	WEX Inc(b)	2,992,892
14,972	WW International Inc(b)	468,324
		131,535,827
Energy — 2.54%
91,646	Antero Midstream Corp	827,563
61,159	ChampionX Corp(b)	1,328,985
33,289	Cimarex Energy Co	1,977,034
71,447	CNX Resources Corp(b)	1,050,271
91,114	EQT Corp(b)	1,692,898
132,214	Equitrans Midstream Corp	1,078,866
27,692	First Solar Inc(b)	2,417,512
46,807	Murphy Oil Corp	768,103
16,775	SolarEdge Technologies Inc(b)	4,821,806
52,045	Sunrun Inc(b)	3,147,681
		19,110,719
Financial — 23.95%
13,804	Affiliated Managers Group Inc	2,057,210
4,550	Alleghany Corp(b)	2,849,619
16,142	Alliance Data Systems Corp	1,809,357
44,760	American Campus Communities Inc REIT	1,932,289
22,750	American Financial Group Inc	2,595,775
48,210	Apartment Income Corp REIT	2,061,460
49,894	Associated Banc-Corp	1,064,738
31,355	BancorpSouth Bank	1,018,410
13,051	Bank of Hawaii Corp	1,167,934
39,178	Bank OZK	1,600,421
28,557	Brighthouse Financial Inc(b)	1,263,647
96,317	Brixmor Property Group Inc REIT	1,948,493
76,139	Brown & Brown Inc	3,480,314
31,619	Camden Property Trust REIT	3,475,244
24,513	Cathay General Bancorp	999,640
31,859	CIT Group Inc	1,641,057
44,351	CNO Financial Group Inc	1,077,286
34,117	Commerce Bancshares Inc	2,613,703
13,841	CoreSite Realty Corp REIT	1,658,844
36,414	Corporate Office Properties Trust REIT	958,781

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Financial — (continued)
48,098	Cousins Properties Inc REIT	$ 1,700,264
18,235	Cullen/Frost Bankers Inc	1,983,239
39,429	CyrusOne Inc REIT	2,670,132
53,324	Douglas Emmett Inc REIT	1,674,374
45,996	East West Bancorp Inc	3,394,505
13,012	EastGroup Properties Inc REIT	1,864,359
24,264	EPR Properties REIT	1,130,460
36,352	Essent Group Ltd	1,726,356
13,665	Evercore Inc Class A	1,800,227
30,766	Federated Hermes Inc	962,976
35,451	First American Financial Corp	2,008,299
46,256	First Financial Bankshares Inc	2,161,543
179,796	First Horizon Corp	3,040,350
41,990	First Industrial Realty Trust Inc REIT	1,922,722
105,187	FNB Corp	1,335,875
52,917	Fulton Financial Corp	901,176
161,827	Genworth Financial Inc Class A(b)	537,266
31,032	Glacier Bancorp Inc	1,771,307
28,277	Hancock Whitney Corp	1,187,917
11,942	Hanover Insurance Group Inc	1,546,011
45,022	Healthcare Realty Trust Inc REIT	1,365,067
33,433	Highwoods Properties Inc REIT	1,435,613
49,090	Home BancShares Inc	1,327,884
48,709	Hudson Pacific Properties Inc REIT	1,321,475
26,273	Interactive Brokers Group Inc Class A	1,918,980
17,789	International Bancshares Corp	825,765
55,486	Janus Henderson Group PLC	1,728,389
36,467	JBG SMITH Properties REIT	1,159,286
65,662	Jefferies Financial Group Inc	1,976,426
16,595	Jones Lang LaSalle Inc(b)	2,971,169
20,183	Kemper Corp	1,608,989
34,394	Kilroy Realty Corp REIT	2,257,278
6,996	Kinsale Capital Group Inc	1,152,941
27,942	Lamar Advertising Co REIT Class A	2,624,313
3,496	LendingTree Inc(a)(b)	744,648
24,540	Life Storage Inc REIT	2,109,213
36,678	Macerich Co REIT(a)	429,133
188,613	Medical Properties Trust Inc REIT	4,013,685
8,672	Mercury General Corp	527,344
108,887	MGIC Investment Corp	1,508,085
56,998	National Retail Properties Inc REIT	2,511,902
60,997	Navient Corp	872,867
151,018	New York Community Bancorp Inc	1,905,847
91,995	Old Republic International Corp	2,009,171
75,595	Omega Healthcare Investors Inc REIT	2,769,045
37,664	PacWest Bancorp	1,436,882
76,410	Park Hotels & Resorts Inc REIT	1,648,928
Shares		Fair Value
Financial — (continued)
42,548	Pebblebrook Hotel Trust REIT	$ 1,033,491
68,243	Physicians Realty Trust REIT	1,205,854
24,713	Pinnacle Financial Partners Inc	2,191,055
21,762	PotlatchDeltic Corp REIT	1,151,645
12,795	Primerica Inc	1,891,357
21,945	PROG Holdings Inc	949,999
30,221	Prosperity Bancshares Inc	2,263,251
6,566	PS Business Parks Inc REIT	1,014,972
45,049	Rayonier Inc REIT	1,452,830
21,998	Reinsurance Group of America Inc	2,772,848
16,431	RenaissanceRe Holdings Ltd	2,633,068
42,741	Rexford Industrial Realty Inc REIT	2,154,146
13,060	RLI Corp	1,457,104
67,757	Sabra Health Care Inc REIT	1,176,261
38,660	SEI Investments Co	2,355,554
19,698	Selective Insurance Group Inc	1,428,893
52,956	Service Properties Trust REIT	628,058
18,559	Signature Bank	4,196,190
22,519	SL Green Realty Corp REIT(a)	1,576,105
108,607	SLM Corp	1,951,668
36,937	Spirit Realty Capital Inc REIT	1,569,822
62,674	Sterling Bancorp	1,442,755
34,271	Stifel Financial Corp	2,195,400
77,654	STORE Capital Corp REIT	2,601,409
48,317	Synovus Financial Corp	2,210,503
49,875	TCF Financial Corp	2,317,192
16,593	Texas Capital Bancshares Inc(b)	1,176,776
20,662	Trustmark Corp	695,483
13,935	UMB Financial Corp	1,286,619
72,063	Umpqua Holdings Corp	1,264,706
41,942	United Bankshares Inc	1,618,122
36,660	Urban Edge Properties REIT	605,623
131,277	Valley National Bancorp	1,803,746
24,718	Washington Federal Inc	761,314
29,292	Webster Financial Corp	1,614,282
38,893	Weingarten Realty Investors REIT	1,046,611
18,501	Wintrust Financial Corp	1,402,376
		179,850,993
Industrial — 19.88%
11,596	Acuity Brands Inc	1,913,340
48,035	AECOM(b)	3,079,524
20,058	AGCO Corp	2,881,332
21,190	AptarGroup Inc	3,001,987
24,253	Arrow Electronics Inc(b)	2,687,717
32,552	Avnet Inc	1,351,234
20,742	Axon Enterprise Inc(b)	2,954,076
14,566	Belden Inc	646,293
67,130	Builders FirstSource Inc(b)	3,112,818
17,284	Carlisle Cos Inc	2,844,601
16,312	Clean Harbors Inc(b)	1,371,187
57,243	Cognex Corp	4,750,597
7,915	Coherent Inc(b)	2,001,624
37,384	Colfax Corp(b)	1,637,793

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Industrial — (continued)
15,909	Crane Co	$ 1,494,014
13,313	Curtiss-Wright Corp	1,578,922
41,284	Donaldson Co Inc	2,401,077
10,084	Dycom Industries Inc(b)	936,299
13,588	Eagle Materials Inc	1,826,363
17,819	EMCOR Group Inc	1,998,579
18,780	Energizer Holdings Inc	891,299
13,984	EnerSys	1,269,747
42,131	Flowserve Corp	1,635,104
40,845	Fluor Corp(b)	943,111
11,446	GATX Corp	1,061,502
54,882	Graco Inc	3,930,649
8,721	Greif Inc Class A	497,097
27,089	Hexcel Corp(b)	1,516,984
17,589	Hubbell Inc	3,287,208
33,943	II-VI Inc(b)	2,320,683
28,247	ITT Inc	2,567,935
43,814	Jabil Inc	2,285,338
45,801	KBR Inc	1,758,300
27,324	Kennametal Inc	1,092,140
19,519	Kirby Corp(b)	1,176,605
39,580	Knight-Swift Transportation Holdings Inc	1,903,402
12,458	Landstar System Inc	2,056,318
11,167	Lennox International Inc	3,479,526
19,402	Lincoln Electric Holdings Inc	2,385,282
7,969	Littelfuse Inc	2,107,322
34,434	Louisiana-Pacific Corp	1,909,710
18,199	MasTec Inc(b)	1,705,246
65,209	MDU Resources Group Inc	2,061,257
18,176	Mercury Systems Inc(b)	1,284,134
17,995	Middleby Corp(b)	2,982,671
11,726	MSA Safety Inc	1,759,135
42,773	National Instruments Corp	1,847,152
17,533	Nordson Corp	3,483,456
54,656	nVent Electric PLC	1,525,449
22,239	Oshkosh Corp	2,638,880
34,122	Owens Corning	3,142,295
13,210	Regal Beloit Corp	1,884,803
17,587	Ryder System Inc	1,330,457
25,291	Silgan Holdings Inc	1,062,981
13,975	Simpson Manufacturing Co Inc	1,449,627
32,672	Sonoco Products Co	2,068,138
29,791	Stericycle Inc(b)	2,011,190
13,484	SYNNEX Corp	1,548,503
22,733	Terex Corp	1,047,309
17,617	Tetra Tech Inc	2,390,979
22,064	Timken Co	1,790,935
10,738	TopBuild Corp(b)	2,248,859
34,998	Toro Co	3,609,694
37,604	Trex Co Inc(b)	3,442,270
26,417	Trinity Industries Inc	752,620
13,895	Universal Display Corp	3,289,919
6,891	Valmont Industries Inc	1,637,784
42,948	Vishay Intertechnology Inc	1,034,188
55,014	Vontier Corp(b)	1,665,274
18,545	Werner Enterprises Inc	874,768
19,067	Woodward Inc	2,300,052
Shares		Fair Value
Industrial — (continued)
11,349	Worthington Industries Inc	$ 761,404
33,188	XPO Logistics Inc(b)	4,092,080
		149,268,148
Technology — 7.95%
37,798	ACI Worldwide Inc(b)	1,438,214
34,704	Amkor Technology Inc	822,832
15,680	Blackbaud Inc(b)	1,114,534
24,014	Brooks Automation Inc	1,960,743
8,204	CACI International Inc Class A(b)	2,023,599
39,594	CDK Global Inc	2,140,452
42,582	Ceridian HCM Holding Inc(b)	3,588,385
18,708	Cirrus Logic Inc(b)	1,586,251
9,524	CMC Materials Inc	1,683,748
15,453	CommVault Systems Inc(b)	996,719
13,522	Concentrix Corp(b)	2,024,514
37,475	Cree Inc(b)	4,052,172
9,507	Fair Isaac Corp(b)	4,620,877
13,808	J2 Global Inc(b)	1,655,027
24,618	Lumentum Holdings Inc(b)	2,248,854
20,749	Manhattan Associates Inc(b)	2,435,518
20,065	MAXIMUS Inc	1,786,588
17,867	MKS Instruments Inc	3,312,899
42,579	NCR Corp(b)	1,615,873
23,789	NetScout Systems Inc(b)	669,898
44,479	Perspecta Inc	1,292,115
34,188	PTC Inc(b)	4,705,978
10,962	Qualys Inc(b)	1,148,598
30,017	SailPoint Technologies Holdings Inc(b)	1,520,061
18,908	Science Applications International Corp	1,580,520
20,919	Semtech Corp(b)	1,443,411
14,285	Silicon Laboratories Inc(b)	2,015,185
11,444	Synaptics Inc(b)	1,549,746
35,787	Teradata Corp(b)	1,379,231
53,804	Xerox Holdings Corp	1,305,823
		59,718,365
Utilities — 3.05%
16,902	ALLETE Inc	1,135,645
20,599	Black Hills Corp	1,375,395
72,309	Essential Utilities Inc	3,235,828
35,877	Hawaiian Electric Industries Inc	1,594,015
16,545	IDACORP Inc	1,654,004
29,965	National Fuel Gas Co	1,497,950
31,226	New Jersey Resources Corp	1,244,981
16,616	NorthWestern Corp	1,083,363
65,046	OGE Energy Corp	2,104,888
17,415	ONE Gas Inc	1,339,388
27,912	PNM Resources Inc	1,369,084
18,572	Southwest Gas Holdings Inc	1,276,082
16,802	Spire Inc	1,241,500

See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
Shares		Fair Value
Utilities — (continued)
67,409	UGI Corp	$ 2,764,443
		22,916,566
TOTAL COMMON STOCK — 97.79% (Cost $503,917,152)		$734,409,556
GOVERNMENT MONEY MARKET MUTUAL FUNDS
2,293,000	Goldman Sachs Financial Square Government Fund Institutional Class(c), 0.03%(d)	2,293,000
189,000	JPMorgan U.S. Government Money Market Fund Capital Shares(c), 0.04%(d)	189,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.33% (Cost $2,482,000)		$2,482,000
Principal Amount
SHORT TERM INVESTMENTS
Repurchase Agreements — 0.77%
$1,846,925	Undivided interest of 19.71% in a repurchase agreement (principal amount/value $9,370,360 with a maturity value of $9,370,363) with TD Securities (USA) Inc, 0.01%, dated 3/31/21 to be repurchased at $1,846,925 on 4/1/21 collateralized by U.S. Treasury securities, 0.00% - 1.38%, 4/1/21 - 8/15/50, with a value of $9,557,768.(c)	1,846,925
1,958,347	Undivided interest of 4.68% in a repurchase agreement (principal amount/value $41,899,857 with a maturity value of $41,899,869) with Citigroup Global Markets Inc, 0.01%, dated 3/31/21 to be repurchased at $1,958,347 on 4/1/21 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 1.13% - 4.00%, 5/15/23 - 9/15/57, with a value of $42,737,857.(c)	1,958,347
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$1,958,347	Undivided interest of 6.81% in a repurchase agreement (principal amount/value $28,750,806 with a maturity value of $28,750,814) with Bank of America Securities Inc, 0.01%, dated 3/31/21 to be repurchased at $1,958,347 on 4/1/21 collateralized by Federal National Mortgage Association securities, 1.00% - 5.50%, 6/1/24 - 1/1/59, with a value of $29,325,822.(c)	$ 1,958,347
TOTAL SHORT TERM INVESTMENTS — 0.77% (Cost $5,763,619)		$5,763,619
TOTAL INVESTMENTS — 98.89% (Cost $512,162,771)		$742,655,175
OTHER ASSETS & LIABILITIES, NET — 1.11%		$8,335,323
TOTAL NET ASSETS — 100.00%		$750,990,498

(a)	All or a portion of the security is on loan at March 31, 2021.
(b)	Non-income producing security.
(c)	Collateral received for securities on loan.
(d)	Rate shown is the 7-day yield as of March 31, 2021.
REIT	Real Estate Investment Trust
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Schedule of Investments
As of March 31, 2021 (Unaudited)
At March 31, 2021, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
S&P Mid 400® Emini Futures	75	USD	19,539,750	June 2021	$39,400
See Notes to Schedule of Investments.

March 31, 2021

GREAT-WEST FUNDS, INC.
GREAT-WEST S&P MID CAP 400® INDEX FUND
Notes to Schedule of Investments (Unaudited)

Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.
For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

March 31, 2021

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of March 31, 2021, all of the Fund’s investments are valued using Level 1 inputs, except for Short Term Investments, which are valued using Level 2 inputs. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations. The Fund held an average of 57 futures contracts for the reporting period.

March 31, 2021